Convertible Notes	12 Months Ended
Dec. 31, 2024
Convertible Notes [Abstract]
CONVERTIBLE NOTES
NOTE 11:	CONVERTIBLE NOTES

a.	2023 Convertible Notes:

On February 4, 2023, the Company completed an additional financing by means of issuance of convertible notes in the amount of $180 from two existing investors who were related parties of the Company at time of the financing given their equity interests. The convertible notes have a par value of $180, bear interest at an annual rate of 4% and have an optional maturity date of August 4, 2023, as described below.

The terms of the convertible notes provide that in the event a financing in the amount of $500 or more is completed, the par value and interest accrued thereon are automatically converted into ordinary shares based on the share price in such financing, discounted by 20%. In the event a financing in the amount of less than $500 is completed, the notes and interest accrued thereon are convertible at the option of the noteholders into ordinary shares based on the share price in such financing, discounted by 20%.

In the event no conversion occurred prior to maturity, the note holder has the option, at its sole discretion, to convert the notes into ordinary shares based on the lowest price per share actually paid to the Company since August 1, 2021 in equity fundings, discounted by 20%. As of December 31, 2023, as no conversion has occurred, the convertible notes and interest accrued thereon were convertible only in conjunction with a financing as aforesaid.

In the occurrence of an exit event, including certain consolidations, mergers or reorganizations that result in a change of control, or the sale of substantially all of the Company’s assets, as such terms are defined in the financing agreement, prior to conversion of the notes, the par value and interest accrued thereon were repayable in cash. Other than as indicated above, the convertible notes may not have been repaid in cash.

On May 12, 2024, pursuant to issuance of the May 2024 funding (see note 8a4), the 2023 Convertible Notes were converted into 198,486 ordinary shares.

The 2023 Convertible Notes were classified as a liability and were measured at fair value pursuant to ASC 480-10, “Accounting for Certain Financial instruments with Characteristics of both Liabilities and Equity.” The fair value was determined based on the fixed monetary amount of the variable number of ordinary shares to be issued upon conversion of the notes, as represented by the 20% discount on the Company’s share value. The significant input used in the fair value measurement of the notes was the notes’ par value and the contractual 20% discount rate, as they determined the fixed monetary value of the variable number of ordinary shares to be issued upon conversion of the notes in all predominant scenarios. As the notes’ par value and discount rate are observable inputs, the notes’ fair value was classified as a level 2 measurement in accordance with fair value hierarchy per ASC 820-10, “Fair Value Measurement”.

The following table presents changes in the fair value of the 2023 Convertible Notes:

U.S. dollars in thousands

Balance as of December 31, 2023	200

Changes in fair value	25
Conversion into ordinary shares	(225)

Balance as of December 31, 2024	$-
b.	April 2024 Convertible Loan:

In April 2024, the Company completed a bridge financing by means of issuance of a convertible loan in the amount of $250 (the “April 2024 Convertible Loan”). The convertible loan has a principal amount of $250, a maturity date of April 10, 2026, and bears interest at an annual rate of 4%. On the maturity date, the principal amount and interest accrued thereon are automatically convertible into ordinary shares of the Company based on the price per share actually paid to the Company in the most recent funding prior to the maturity date. If an initial public offering was completed prior to the maturity date, the par value and interest accrued thereon are repayable in cash. Other than the completion of an initial public offering and other than in a liquidation event, the convertible loan may not be repaid in cash.

The Company elected to measure the convertible loan at fair value in accordance with ASC 825-10, “Recognition and Measurement of Financial Assets and Financial Liabilities.” The fair value was determined based on the loan repayment amount in the event an IPO is completed prior to the maturity date and based on the fixed monetary amount of the variable number of ordinary shares to be issued at the maturity date if an IPO is not completed by such date. The fair value measurement was substantially identical under both scenarios. The significant input used in the fair value measurement of the convertible loan is the loan’s principal amount and contractual interest, as these contractual terms determine the variable number of ordinary shares to be issued at maturity and the cash repayment amount in the event an IPO is completed prior to maturity. As the loan’s principal amount and contractual interest are observable inputs, the loan’s fair value is classified as level 2 measurement in accordance with the fair value hierarchy per ASC 820-10, “Fair Value Measurement”.

After the consummation of the IPO, the Company repaid the $250 principal amount plus accrued interest to April 2024 Convertible Loan lenders.

The following table presents changes in the fair value of the April 2024 Convertible Loan:

U.S. dollars in thousands

Balance as of December 31, 2023	$-

Proceeds from issuance of Convertible Loan	250
Accrued interest	6
Repayment	(256)

Balance as of December 31, 2024	-
c.	August 2024 Convertible Loan:

On August 13, 2024, the Company completed a bridge financing by means of issuance of a convertible loan in the amount of $60. The convertible loan has a par value of $60, a maturity date of August 13, 2026 and bears interest at an annual rate of 4% accrued to maturity. On the maturity date, the par value and interest accrued thereon are automatically convertible into shares of the Company based on the price per share actually paid to the Company in the most recent funding prior to the maturity date. If an IPO is completed prior to the maturity date, the par value and interest accrued thereon are repayable in cash

The Company elected to measure the convertible loan at fair value in accordance with ASC 825-10, “Recognition and Measurement of Financial Assets and Financial Liabilities.” The fair value was determined based on the loan repayment amount in the event an IPO is completed prior to the maturity date and based on the fixed monetary amount of the variable number of ordinary shares to be issued at the maturity date if an IPO is not completed by such date. The fair value measurement was substantially identical under both scenarios. The significant input used in the fair value measurement of the convertible loan is the loan’s principal amount and contractual interest, as these contractual terms determine the variable number of ordinary shares to be issued at maturity and the cash repayment amount in the event an IPO is completed prior to maturity. As the loan’s principal amount and contractual interest are observable inputs, the loan’s fair value is classified as level 2 measurement in accordance with the fair value hierarchy per ASC 820-10, “Fair Value Measurement”.

Following the consummation of Company’s IPO, the bridge loan and the accrued interest were repaid in cash.

The following table presents changes in the fair value of the August 2024 Convertible Loan:

U.S. dollars in thousands

Balance as of December 31, 2023	$-

Proceeds from issuance of Convertible Loan	60
Accrued interest	-
Repayment	(60)

Balance as of December 31, 2024	-
d.	2022 Convertible notes:

In January, June and August 2022, the Company completed bridge financings by means of issuance of convertible notes in the amount of $718.  The convertible notes have a par value of $718, do not bear interest and had a maturity date of July 31, 2023.

The terms of the convertible notes provide that in the event an initial public offering is successfully completed prior to the maturity date, or in the event a financing in the amount of $300 or more is completed, the notes are automatically converted into shares (or other securities sold in such initial public offering) based on the initial public offering share or unit price.

In all other instances, including equity fundings, liquidation of the Company or the occurrence of a deemed liquidation transaction, as well as upon maturity of the notes if no such events occurred prior to the convertible notes maturity date, the convertible notes are automatically converted into shares of the Company, based on the fair value of the share discounted by 20%. The share price fair value to be used in the determination of the number of shares to be issued is the share price in such equity fundings or deemed liquidation transactions, the liquidation value of the Company in a liquidation event, or the share price of the Company in its most recent funding at the date of issuance of the convertible notes in the event of automatic conversion upon maturity.

The convertible notes were not repayable in cash.

The Company received proceeds of $648 in 2022 and additional $70 in 2023.

The convertible notes were classified as a liability and were measured at fair value, pursuant to ASC 480-10, “Accounting for Certain Financial instruments with Characteristics of both Liabilities and Equity”. The fair value was determined based on the fixed monetary amount of the variable number of shares to be issued upon automatic conversion of the notes, as represented by the 0% discount on the Company’s share price in an IPO scenario and as represented by the contractual 20% discount on the Company’s share value in all other scenarios that trigger automatic conversion, adjusted to weigh in the probabilities assigned to each scenario. As the non-initial public offering scenarios resulted in an immaterial impact on the notes’ fair value, the significant input used in the fair value measurement was the notes’ par value, as it represents the fixed monetary value of the variable number of shares to be issued upon automatic conversion of the notes in an initial public offering. As the convertible notes’ par value is an observable input, the convertible notes’ fair value is classified as a level 2 measurement in accordance with fair value hierarchy per ASC 820-10, “Fair Value Measurement”.

On June 6, 2023, the Company entered into a securities purchase agreement with certain shareholders pursuant to which the Company issued 359,498 ordinary shares for gross proceeds of $407 (see also note 7a2). Following consummation of the securities purchase agreement, the convertible notes were converted into 792,830 ordinary shares pursuant to their original terms.

The following table presents changes in the fair value of the 2022 Convertible Notes:

Balance as of January 1, 2022	$-

Proceeds from issuance of 2022 Convertible Notes	648
Changes in fair value	(26)

Balance as of December 31, 2022	$622
Proceeds from issuance of 2022 Convertible Notes	70
Changes in fair value	206
Conversion into ordinary shares	(898)

Balance as of December 31, 2023	$-